Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Reconciliation of Earnings Per Share
        A reconciliation of the component parts of earnings per share for 2025, 2024, and 2023 follows:

(dollars in thousands,
except per share data)	For the years ended December 31,
	2025	2024	2023

Net income	$61,137	$48,833	$58,646
Weighted average common shares	18,752	19,018	19,024

Effect of dilutive common stock options	38	19	1

Weighted average common shares including potential dilutive shares	18,790	19,037	19,025

Basic EPS	$3.26	$2.57	$3.08

Diluted EPS	$3.25	$2.57	$3.08